TRADING ASSETS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 1,792	€ 1,869		$ 2,164
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	1	5	€ 19
Securities that are pledged as collateral included in trading assets		1,512	€ 1,249
Debt securities issued by other governments and public sector entities
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	289	262
Greek treasury bills
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	1,379	1,492
Foreign treasury bills
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	56	65
Debt securities issued by foreign financial institutions
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	0	8
Equity securities issued by Greek companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	63	14
Mutual fund units
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	4	5
Corporate debt securities issued by Greek companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 1	€ 23